TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Maturity of Debt Obligations

	Year ended December 31,
	2022	2021	2020

Cost of revenues	$8,870	$8,157	$7,200

Research and development	$574	$547	$406

Selling and marketing	$730	$723	$638

General and administrative	$951	$873	$913

Finance expenses, net	$(392)	$106	$491

Schedule of Transactions and Balances with Related Party and Other Loan

	December 31,
	2022	2021

Financing liability of land from related party- current maturities, and other related party balances (1)	$283	$2,276

Long-term financing liability of land from a related party (1)	$-	$5,693

Other loans (2)	$483	$547

1.
Mainly reflects a financing leaseback of $10,900 related to Bar-Lev transaction from September 2012, that was granted to the Company by Kibbutz Sdot-Yam. The term of the leaseback was 10 years, ended on August 2022, and therefore is not part of the balance at year end.

2.	During 2021, subject to certain conditions and regulatory approvals met by Lioli, the Company assumed 55% of the shareholders loan in Lioli.